Capital Leased Assets and Capital Lease Obligations - (Details 2) $ in Thousands	Dec. 31, 2016 USD ($)
Capital Lease Obligations [Abstract]
Capital lease obligations, current	$ 29,761
Less: current portion of financing costs	(702)
Capital lease obligations, noncurrent	334,074
Less: non-current portion of financing costs	(2,878)
Total	$ 360,255